Leases	9 Months Ended
Sep. 30, 2023
Leases
Leases

4.  Leases

As of September 30, 2023, the Company was a party, as the lessee, to one finance lease facility. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facility, which totaled two vessels as of September 30, 2023. ASC has provided a guarantee in respect of the finance lease facility, which guarantee may be called upon following a payment default. The outstanding principal balances on the finance lease facility as of September 30, 2023 and December 31, 2022 were as follows:

	As of
In thousands of U.S. Dollars	September 30, 2023	December 31, 2022
CMBFL / Shandong	55,673	59,930
Finance lease obligations	55,673	59,930
Amounts representing interest and deferred finance fees	(11,546)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	44,127	45,500
Current portion of finance lease obligations	2,107	1,976
Current portion of deferred finance fees	(121)	(119)
Non-current portion of finance lease obligations	42,735	44,328
Non-current portion of deferred finance fees	(594)	(685)
Total finance lease obligations, net of deferred finance fees	44,127	45,500

Maturity analysis of the Company’s finance lease facility for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2023
2023(1)	1,435
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,348
Finance lease obligations	55,673
Amounts representing interest and deferred finance fees	(11,546)
Finance lease obligations, net of interest and deferred finance fees	44,127

(1) Three-month period ending December 31,  2023

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMB Financial Leasing Co., Ltd  (“CMBFL”) / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2026, with options to extend up to 2029. Repurchase options, exercisable by the Company, are also included which begin in June 2024.

4.  Leases (continued)

Finance Leases Financial Covenants

The Company’s existing finance lease facility (as described above) includes financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 3. The Company was in full compliance with all of its finance lease-related financial covenants as of September 30, 2023 and December 31, 2022.

Long Term Operating Leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months.  Chartered-in vessels include both lease and non-lease components.  The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel.  For time charters-in, the Company has elected to separate lease and non-lease components.

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets. The ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.  Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate used by the Company of 4.5% is obtained independently and is comparable with what the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The Company makes significant judgments and assumptions to separate the lease component from the non-lease component of its time chartered-in vessels. The Company uses readily determinable and observable data for the purposes of determining the standalone cost of the vessel lease and operating service components of the Company’s time charters.  The Company proportionately allocates the consideration of the contract to lease and non-lease components based on their relative standalone prices.

Short Term Lease

The Company entered into a short term lease agreement in September 2023 to charter-in a vessel for a period of 12 months with the option to extend for a further six months. The Company elected the practical expedient of FASB Accounting Standards Codification 842- Leases (“ASC 842”), which allows for leases with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company recognizes the lease costs for all vessel-related operating leases as charter hire expenses, split between lease and non-lease components, on the condensed consolidated statements of operations on a straight-line basis over the lease term. For office operating leases, the Company has elected to combine lease and non-lease components on the condensed consolidated balance sheets.